Credit Risk - Disclosure of Quantitative Criteria of Credit Risk Exposure (Details) - Probability of Default (PD)	12 Months Ended
Dec. 31, 2023
Mortgages
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%
Consumer Finance
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	3.00%
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%
Personal loans | Everyday Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%
Credit cards | Everyday Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	3.40%
Overdrafts | Everyday Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	2.60%